Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Target Date Funds
Entity Central Index Key	0001295293
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class A
Trading Symbol	POMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1,[2]	$43	0.42%
[1],[2],[3]
Expenses Paid, Amount	$ 43	[1],[2]
Expense Ratio, Percent	0.42%	[1],[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Retirement Advantage Maturity Fund returned 6.62%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 7.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	6.62	4.06	4.41
Class A (with sales charge)	2.35	3.21	3.67
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Russell 3000 Index	15.84	14.11	14.15
S&P Target Date To Retirement Income Index	7.00	4.25	4.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 41,010,267
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$41,010,267
Total Number of Portfolio Holdings	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[4],[5]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class C
Trading Symbol	PLFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1,[2]	$121	1.18%
[6],[7],[8]
Expenses Paid, Amount	$ 121	[6],[7]
Expense Ratio, Percent	1.18%	[6],[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Retirement Advantage Maturity Fund returned 5.88%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 7.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	5.88	3.30	3.65
Class C (with sales charge)	4.88	3.30	3.65
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Russell 3000 Index	15.84	14.11	14.15
S&P Target Date To Retirement Income Index	7.00	4.25	4.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 41,010,267
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$41,010,267
Total Number of Portfolio Holdings	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[9],[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class R
Trading Symbol	PAKYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1,[2]	$85	0.82%
[11],[12],[13]
Expenses Paid, Amount	$ 85	[11],[12]
Expense Ratio, Percent	0.82%	[11],[12]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Retirement Advantage Maturity Fund returned 6.22%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 7.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	6.22	3.65	3.99
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Russell 3000 Index	15.84	14.11	14.15
S&P Target Date To Retirement Income Index	7.00	4.25	4.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 41,010,267
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$41,010,267
Total Number of Portfolio Holdings	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[14],[15]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class R3
Trading Symbol	PAHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R31,[2]	$59	0.57%
[16],[17],[18]
Expenses Paid, Amount	$ 59	[16],[17]
Expense Ratio, Percent	0.57%	[16],[17]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R3 shares of Putnam Retirement Advantage Maturity Fund returned 6.47%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 7.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R3	6.47	3.90	4.26
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Russell 3000 Index	15.84	14.11	14.15
S&P Target Date To Retirement Income Index	7.00	4.25	4.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 41,010,267
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$41,010,267
Total Number of Portfolio Holdings	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[19],[20]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class R4
Trading Symbol	PAHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R41,[2]	$33	0.32%
[21],[22],[23]
Expenses Paid, Amount	$ 33	[21],[22]
Expense Ratio, Percent	0.32%	[21],[22]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R4 shares of Putnam Retirement Advantage Maturity Fund returned 6.70%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 7.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R4	6.70	4.16	4.50
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Russell 3000 Index	15.84	14.11	14.15
S&P Target Date To Retirement Income Index	7.00	4.25	4.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 41,010,267
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$41,010,267
Total Number of Portfolio Holdings	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[24],[25]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class R5
Trading Symbol	PAHOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R51,[2]	$18	0.17%
[26],[27],[28]
Expenses Paid, Amount	$ 18	[26],[27]
Expense Ratio, Percent	0.17%	[26],[27]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Retirement Advantage Maturity Fund returned 6.91%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 7.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	6.91	4.31	4.66
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Russell 3000 Index	15.84	14.11	14.15
S&P Target Date To Retirement Income Index	7.00	4.25	4.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 41,010,267
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$41,010,267
Total Number of Portfolio Holdings	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[29],[30]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class R6
Trading Symbol	PADLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R61,[2]	$7	0.07%
[31],[32],[33]
Expenses Paid, Amount	$ 7	[31],[32]
Expense Ratio, Percent	0.07%	[31],[32]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Retirement Advantage Maturity Fund returned 7.10%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 7.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	7.10	4.44	4.79
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Russell 3000 Index	15.84	14.11	14.15
S&P Target Date To Retirement Income Index	7.00	4.25	4.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 41,010,267
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$41,010,267
Total Number of Portfolio Holdings	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[34],[35]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class Y
Trading Symbol	PAETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1,[2]	$18	0.17%
[36],[37],[38]
Expenses Paid, Amount	$ 18	[36],[37]
Expense Ratio, Percent	0.17%	[36],[37]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Retirement Advantage Maturity Fund returned 6.90%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 7.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	6.90	4.31	4.66
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Russell 3000 Index	15.84	14.11	14.15
S&P Target Date To Retirement Income Index	7.00	4.25	4.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 41,010,267
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$41,010,267
Total Number of Portfolio Holdings	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[39],[40]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class A
Trading Symbol	PDLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$28	0.27%
[41],[42]
Expenses Paid, Amount	$ 28	[41]
Expense Ratio, Percent	0.27%	[41]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Retirement Advantage 2030 Fund returned 7.84%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
↓	U.S. High Dividend Equity strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	7.84	6.84	6.98
Class A (with sales charge)	1.64	5.58	5.87
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2030 Index	8.90	7.23	7.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 38,846,788
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,846,788
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	56%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[43],[44]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class C
Trading Symbol	PDLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$107	1.03%
[45],[46]
Expenses Paid, Amount	$ 107	[45]
Expense Ratio, Percent	1.03%	[45]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Retirement Advantage 2030 Fund returned 7.01%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
↓	U.S. High Dividend Equity strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	7.01	6.05	6.19
Class C (with sales charge)	6.01	6.05	6.19
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2030 Index	8.90	7.23	7.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 38,846,788
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,846,788
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	56%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[47],[48]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class R
Trading Symbol	PDKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$69	0.67%
[49],[50]
Expenses Paid, Amount	$ 69	[49]
Expense Ratio, Percent	0.67%	[49]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Retirement Advantage 2030 Fund returned 7.42%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
↓	U.S. High Dividend Equity strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	7.42	6.43	6.56
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2030 Index	8.90	7.23	7.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 38,846,788
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,846,788
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	56%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[51],[52]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class R3
Trading Symbol	PAFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$44	0.42%
[53],[54]
Expenses Paid, Amount	$ 44	[53]
Expense Ratio, Percent	0.42%	[53]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R3 shares of Putnam Retirement Advantage 2030 Fund returned 7.67%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
↓	U.S. High Dividend Equity strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R3	7.67	6.69	6.83
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2030 Index	8.90	7.23	7.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 38,846,788
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,846,788
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	56%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[55],[56]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class R4
Trading Symbol	PAFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$18	0.17%
[57],[58]
Expenses Paid, Amount	$ 18	[57]
Expense Ratio, Percent	0.17%	[57]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R4 shares of Putnam Retirement Advantage 2030 Fund returned 8.05%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
↓	U.S. High Dividend Equity strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R4	8.05	6.96	7.09
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2030 Index	8.90	7.23	7.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 38,846,788
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,846,788
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	56%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[59],[60]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class R5
Trading Symbol	PAFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$2	0.02%
[61],[62]
Expenses Paid, Amount	$ 2	[61]
Expense Ratio, Percent	0.02%	[61]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Retirement Advantage 2030 Fund returned 8.17%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
↓	U.S. High Dividend Equity strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	8.17	7.12	7.25
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2030 Index	8.90	7.23	7.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 38,846,788
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,846,788
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	56%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[63],[64]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class R6
Trading Symbol	PDIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(8)	-0.08%
[65],[66]
Expenses Paid, Amount	$ (8)
Expense Ratio, Percent	(0.08%)	[65]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Retirement Advantage 2030 Fund returned 8.28%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
↓	U.S. High Dividend Equity strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	8.28	7.22	7.35
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2030 Index	8.90	7.23	7.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 38,846,788
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,846,788
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	56%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[67],[68]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class Y
Trading Symbol	PDGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$2	0.02%
[69],[70]
Expenses Paid, Amount	$ 2	[69]
Expense Ratio, Percent	0.02%	[69]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Retirement Advantage 2030 Fund returned 8.23%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy
↓	U.S. High Dividend Equity strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	8.23	7.12	7.25
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2030 Index	8.90	7.23	7.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 38,846,788
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,846,788
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	56%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[71],[72]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class A
Trading Symbol	PDFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$27	0.26%
[73],[74]
Expenses Paid, Amount	$ 27	[73]
Expense Ratio, Percent	0.26%	[73]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Retirement Advantage 2035 Fund returned 10.30%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 10.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	10.30	9.08	8.98
Class A (with sales charge)	3.95	7.80	7.84
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2035 Index	10.13	8.54	8.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 45,446,662
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$45,446,662
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[75],[76]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class C
Trading Symbol	PDAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$107	1.02%
[77],[78]
Expenses Paid, Amount	$ 107	[77]
Expense Ratio, Percent	1.02%	[77]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Retirement Advantage 2035 Fund returned 9.43%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 10.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	9.43	8.28	8.18
Class C (with sales charge)	8.43	8.28	8.18
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2035 Index	10.13	8.54	8.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 45,446,662
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$45,446,662
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[79],[80]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class R
Trading Symbol	PDAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$70	0.67%
[81],[82]
Expenses Paid, Amount	$ 70	[81]
Expense Ratio, Percent	0.67%	[81]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Retirement Advantage 2035 Fund returned 9.80%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 10.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	9.80	8.65	8.54
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2035 Index	10.13	8.54	8.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 45,446,662
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$45,446,662
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[83],[84]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class R3
Trading Symbol	PAFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$43	0.41%
[85],[86]
Expenses Paid, Amount	$ 43	[85]
Expense Ratio, Percent	0.41%	[85]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R3 shares of Putnam Retirement Advantage 2035 Fund returned 10.04%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 10.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R3	10.04	8.91	8.81
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2035 Index	10.13	8.54	8.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 45,446,662
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$45,446,662
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[87],[88]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class R4
Trading Symbol	PAFUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$17	0.16%
[89],[90]
Expenses Paid, Amount	$ 17	[89]
Expense Ratio, Percent	0.16%	[89]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R4 shares of Putnam Retirement Advantage 2035 Fund returned 10.43%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 10.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R4	10.43	9.19	9.07
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2035 Index	10.13	8.54	8.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 45,446,662
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$45,446,662
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[91],[92]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class R5
Trading Symbol	PAFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$2	0.02%
[93],[94]
Expenses Paid, Amount	$ 2	[93]
Expense Ratio, Percent	0.02%	[93]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Retirement Advantage 2035 Fund returned 10.54%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 10.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	10.54	9.35	9.23
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2035 Index	10.13	8.54	8.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 45,446,662
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$45,446,662
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[95],[96]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class R6
Trading Symbol	PCDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(9)	-0.09%
[97],[98]
Expenses Paid, Amount	$ (9)
Expense Ratio, Percent	(0.09%)	[97]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Retirement Advantage 2035 Fund returned 10.65%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 10.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	10.65	9.46	9.35
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2035 Index	10.13	8.54	8.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 45,446,662
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$45,446,662
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[99],[100]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class Y
Trading Symbol	POWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$1	0.01%
[101],[102]
Expenses Paid, Amount	$ 1	[101]
Expense Ratio, Percent	0.01%	[101]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Retirement Advantage 2035 Fund returned 10.58%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 10.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	10.58	9.36	9.24
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2035 Index	10.13	8.54	8.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 45,446,662
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$45,446,662
Total Number of Portfolio Holdings	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[103],[104]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class A
Trading Symbol	PCCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$23	0.22%
[105],[106]
Expenses Paid, Amount	$ 23	[105]
Expense Ratio, Percent	0.22%	[105]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Retirement Advantage 2040 Fund returned 11.89%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 11.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	11.89	10.39	10.11
Class A (with sales charge)	5.45	9.09	8.96
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2040 Index	11.25	9.67	8.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 38,655,513
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,655,513
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[107],[108]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class C
Trading Symbol	PBBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$102	0.97%
[109],[110]
Expenses Paid, Amount	$ 102	[109]
Expense Ratio, Percent	0.97%	[109]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Retirement Advantage 2040 Fund returned 10.96%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 11.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	10.96	9.56	9.28
Class C (with sales charge)	9.96	9.56	9.28
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2040 Index	11.25	9.67	8.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 38,655,513
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,655,513
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[111],[112]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class R
Trading Symbol	PBAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$66	0.62%
[113],[114]
Expenses Paid, Amount	$ 66	[113]
Expense Ratio, Percent	0.62%	[113]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Retirement Advantage 2040 Fund returned 11.45%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 11.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	11.45	9.95	9.67
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2040 Index	11.25	9.67	8.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 38,655,513
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,655,513
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[115],[116]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class R3
Trading Symbol	PAGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$39	0.37%
[117],[118]
Expenses Paid, Amount	$ 39	[117]
Expense Ratio, Percent	0.37%	[117]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R3 shares of Putnam Retirement Advantage 2040 Fund returned 11.70%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 11.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R3	11.70	10.22	9.94
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2040 Index	11.25	9.67	8.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 38,655,513
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,655,513
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[119],[120]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class R4
Trading Symbol	PAGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$13	0.12%
[121],[122]
Expenses Paid, Amount	$ 13	[121]
Expense Ratio, Percent	0.12%	[121]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R4 shares of Putnam Retirement Advantage 2040 Fund returned 11.93%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 11.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R4	11.93	10.48	10.19
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2040 Index	11.25	9.67	8.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 38,655,513
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,655,513
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[123],[124]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class R5
Trading Symbol	PAGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$(3)	-0.03%
[125],[126]
Expenses Paid, Amount	$ (3)
Expense Ratio, Percent	(0.03%)	[125]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Retirement Advantage 2040 Fund returned 12.10%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 11.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	12.10	10.64	10.35
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2040 Index	11.25	9.67	8.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 38,655,513
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,655,513
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[127],[128]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class R6
Trading Symbol	PBAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(14)	-0.13%
[129],[130]
Expenses Paid, Amount	$ (14)
Expense Ratio, Percent	(0.13%)	[129]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Retirement Advantage 2040 Fund returned 12.32%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 11.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	12.32	10.77	10.48
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2040 Index	11.25	9.67	8.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 38,655,513
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,655,513
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[131],[132]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class Y
Trading Symbol	PALZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$(3)	-0.03%
[133],[134]
Expenses Paid, Amount	$ (3)
Expense Ratio, Percent	(0.03%)	[133]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Retirement Advantage 2040 Fund returned 12.08%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 11.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	12.08	10.64	10.35
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2040 Index	11.25	9.67	8.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 38,655,513
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$38,655,513
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[135],[136]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class A
Trading Symbol	PALGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$20	0.19%
[137],[138]
Expenses Paid, Amount	$ 20	[137]
Expense Ratio, Percent	0.19%	[137]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Retirement Advantage 2045 Fund returned 12.95%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 12.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	12.95	11.19	10.81
Class A (with sales charge)	6.45	9.88	9.66
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2045 Index	12.16	10.55	9.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 26,850,748
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$26,850,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[139],[140]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class C
Trading Symbol	PAFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$100	0.94%
[141],[142]
Expenses Paid, Amount	$ 100	[141]
Expense Ratio, Percent	0.94%	[141]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Retirement Advantage 2045 Fund returned 12.06%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 12.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	12.06	10.37	9.99
Class C (with sales charge)	11.06	10.37	9.99
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2045 Index	12.16	10.55	9.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 26,850,748
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$26,850,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[143],[144]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class R
Trading Symbol	PAFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$63	0.59%
[145],[146]
Expenses Paid, Amount	$ 63	[145]
Expense Ratio, Percent	0.59%	[145]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Retirement Advantage 2045 Fund returned 12.41%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 12.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	12.41	10.76	10.38
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2045 Index	12.16	10.55	9.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 26,850,748
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$26,850,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[147],[148]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class R3
Trading Symbol	PAGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$36	0.34%
[149],[150]
Expenses Paid, Amount	$ 36	[149]
Expense Ratio, Percent	0.34%	[149]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R3 shares of Putnam Retirement Advantage 2045 Fund returned 12.69%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 12.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R3	12.69	11.03	10.65
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2045 Index	12.16	10.55	9.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 26,850,748
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$26,850,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[151],[152]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class R4
Trading Symbol	PAGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$10	0.09%
[153],[154]
Expenses Paid, Amount	$ 10	[153]
Expense Ratio, Percent	0.09%	[153]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R4 shares of Putnam Retirement Advantage 2045 Fund returned 12.99%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 12.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R4	12.99	11.30	10.91
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2045 Index	12.16	10.55	9.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 26,850,748
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$26,850,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[155],[156]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class R5
Trading Symbol	PAGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$(6)	-0.06%
[157],[158]
Expenses Paid, Amount	$ (6)
Expense Ratio, Percent	(0.06%)	[157]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Retirement Advantage 2045 Fund returned 13.18%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 12.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	13.18	11.47	11.08
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2045 Index	12.16	10.55	9.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 26,850,748
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$26,850,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[159],[160]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class R6
Trading Symbol	PAFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(17)	-0.16%
[161],[162]
Expenses Paid, Amount	$ (17)
Expense Ratio, Percent	(0.16%)	[161]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Retirement Advantage 2045 Fund returned 13.29%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 12.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	13.29	11.58	11.20
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2045 Index	12.16	10.55	9.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 26,850,748
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$26,850,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[163],[164]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class Y
Trading Symbol	PAFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$(6)	-0.06%
[165],[166]
Expenses Paid, Amount	$ (6)
Expense Ratio, Percent	(0.06%)	[165]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Retirement Advantage 2045 Fund returned 13.13%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 12.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	13.13	11.46	11.08
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2045 Index	12.16	10.55	9.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 26,850,748
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$26,850,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[167],[168]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class A
Trading Symbol	PAEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$19	0.18%
[169],[170]
Expenses Paid, Amount	$ 19	[169]
Expense Ratio, Percent	0.18%	[169]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Retirement Advantage 2050 Fund returned 13.57%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 12.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	13.57	11.86	11.49
Class A (with sales charge)	7.04	10.54	10.34
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2050 Index	12.60	11.04	10.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,807,493
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$25,807,493
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[171],[172]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class C
Trading Symbol	PAENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$99	0.93%
[173],[174]
Expenses Paid, Amount	$ 99	[173]
Expense Ratio, Percent	0.93%	[173]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Retirement Advantage 2050 Fund returned 12.66%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 12.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	12.66	11.02	10.66
Class C (with sales charge)	11.66	11.02	10.66
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2050 Index	12.60	11.04	10.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,807,493
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$25,807,493
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[175],[176]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class R
Trading Symbol	PAEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$62	0.58%
[177],[178]
Expenses Paid, Amount	$ 62	[177]
Expense Ratio, Percent	0.58%	[177]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Retirement Advantage 2050 Fund returned 13.12%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 12.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	13.12	11.41	11.05
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2050 Index	12.60	11.04	10.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,807,493
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$25,807,493
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[179],[180]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class R3
Trading Symbol	PAGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$35	0.33%
[181],[182]
Expenses Paid, Amount	$ 35	[181]
Expense Ratio, Percent	0.33%	[181]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R3 shares of Putnam Retirement Advantage 2050 Fund returned 13.37%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 12.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R3	13.37	11.68	11.32
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2050 Index	12.60	11.04	10.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,807,493
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$25,807,493
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[183],[184]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class R4
Trading Symbol	PAHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$9	0.08%
[185],[186]
Expenses Paid, Amount	$ 9	[185]
Expense Ratio, Percent	0.08%	[185]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R4 shares of Putnam Retirement Advantage 2050 Fund returned 13.68%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 12.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R4	13.68	11.96	11.59
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2050 Index	12.60	11.04	10.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,807,493
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$25,807,493
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[187],[188]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class R5
Trading Symbol	PAHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$(7)	-0.07%
[189],[190]
Expenses Paid, Amount	$ (7)
Expense Ratio, Percent	(0.07%)	[189]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Retirement Advantage 2050 Fund returned 13.77%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 12.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	13.77	12.12	11.74
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2050 Index	12.60	11.04	10.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,807,493
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$25,807,493
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[191],[192]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class R6
Trading Symbol	PAEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(18)	-0.17%
[193],[194]
Expenses Paid, Amount	$ (18)
Expense Ratio, Percent	(0.17%)	[193]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Retirement Advantage 2050 Fund returned 13.89%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 12.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	13.89	12.23	11.86
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2050 Index	12.60	11.04	10.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,807,493
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$25,807,493
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[195],[196]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class Y
Trading Symbol	PHPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$(7)	-0.07%
[197],[198]
Expenses Paid, Amount	$ (7)
Expense Ratio, Percent	(0.07%)	[197]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Retirement Advantage 2050 Fund returned 13.77%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 12.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	13.77	12.12	11.74
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2050 Index	12.60	11.04	10.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,807,493
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$25,807,493
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[199],[200]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class A
Trading Symbol	PADYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$20	0.19%
[201],[202]
Expenses Paid, Amount	$ 20	[201]
Expense Ratio, Percent	0.19%	[201]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Retirement Advantage 2055 Fund returned 14.17%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	14.17	12.50	12.11
Class A (with sales charge)	7.61	11.17	10.95
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2055 Index	12.99	11.21	10.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 17,620,748
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$17,620,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[203],[204]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class C
Trading Symbol	PACWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$100	0.94%
[205],[206]
Expenses Paid, Amount	$ 100	[205]
Expense Ratio, Percent	0.94%	[205]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Retirement Advantage 2055 Fund returned 13.26%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	13.26	11.67	11.29
Class C (with sales charge)	12.26	11.67	11.29
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2055 Index	12.99	11.21	10.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 17,620,748
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$17,620,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[207],[208]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class R
Trading Symbol	PACSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$63	0.59%
[209],[210]
Expenses Paid, Amount	$ 63	[209]
Expense Ratio, Percent	0.59%	[209]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Retirement Advantage 2055 Fund returned 13.67%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	13.67	12.05	11.66
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2055 Index	12.99	11.21	10.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 17,620,748
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$17,620,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[211],[212]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class R3
Trading Symbol	PAHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$36	0.34%
[213],[214]
Expenses Paid, Amount	$ 36	[213]
Expense Ratio, Percent	0.34%	[213]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R3 shares of Putnam Retirement Advantage 2055 Fund returned 14.01%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R3	14.01	12.33	11.95
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2055 Index	12.99	11.21	10.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 17,620,748
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$17,620,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[215],[216]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class R4
Trading Symbol	PAHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$10	0.09%
[217],[218]
Expenses Paid, Amount	$ 10	[217]
Expense Ratio, Percent	0.09%	[217]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R4 shares of Putnam Retirement Advantage 2055 Fund returned 14.28%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R4	14.28	12.61	12.21
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2055 Index	12.99	11.21	10.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 17,620,748
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$17,620,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[219],[220]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class R5
Trading Symbol	PAHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$6)	-0.06%
[221],[222]
Expenses Paid, Amount	$ 6	[221]
Expense Ratio, Percent	(0.06%)	[221]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Retirement Advantage 2055 Fund returned 14.40%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	14.40	12.77	12.37
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2055 Index	12.99	11.21	10.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 17,620,748
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$17,620,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[223],[224]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class R6
Trading Symbol	PACJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(17)	-0.16%
[225],[226]
Expenses Paid, Amount	$ (17)
Expense Ratio, Percent	(0.16%)	[225]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Retirement Advantage 2055 Fund returned 14.51%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	14.51	12.88	12.49
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2055 Index	12.99	11.21	10.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 17,620,748
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$17,620,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[227],[228]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class Y
Trading Symbol	PAAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$(6)	-0.06%
[229],[230]
Expenses Paid, Amount	$ (6)
Expense Ratio, Percent	(0.06%)	[229]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Retirement Advantage 2055 Fund returned 14.41%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	14.41	12.77	12.38
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2055 Index	12.99	11.21	10.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 17,620,748
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$17,620,748
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[231],[232]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class A
Trading Symbol	PAAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$21	0.20%
[233],[234]
Expenses Paid, Amount	$ 21	[233]
Expense Ratio, Percent	0.20%	[233]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Retirement Advantage 2060 Fund returned 14.71%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 13.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	14.71	13.04	12.65
Class A (with sales charge)	8.11	11.71	11.48
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2060 Index	13.07	11.30	10.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,283,781
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$13,283,781
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[235],[236]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class C
Trading Symbol	PAAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$102	0.95%
[237],[238]
Expenses Paid, Amount	$ 102	[237]
Expense Ratio, Percent	0.95%	[237]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Retirement Advantage 2060 Fund returned 13.87%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 13.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	13.87	12.20	11.81
Class C (with sales charge)	12.87	12.20	11.81
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2060 Index	13.07	11.30	10.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,283,781
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$13,283,781
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[239],[240]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class R
Trading Symbol	PAAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$64	0.60%
[241],[242]
Expenses Paid, Amount	$ 64	[241]
Expense Ratio, Percent	0.60%	[241]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Retirement Advantage 2060 Fund returned 14.27%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 13.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	14.27	12.59	12.19
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2060 Index	13.07	11.30	10.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,283,781
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$13,283,781
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[243],[244]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class R3
Trading Symbol	PAHJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$38	0.35%
[245],[246]
Expenses Paid, Amount	$ 38	[245]
Expense Ratio, Percent	0.35%	[245]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R3 shares of Putnam Retirement Advantage 2060 Fund returned 14.55%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 13.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R3	14.55	12.87	12.47
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2060 Index	13.07	11.30	10.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,283,781
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$13,283,781
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[247],[248]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class R4
Trading Symbol	PAHKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$11	0.10%
[249],[250]
Expenses Paid, Amount	$ 11	[249]
Expense Ratio, Percent	0.10%	[249]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R4 shares of Putnam Retirement Advantage 2060 Fund returned 14.85%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 13.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R4	14.85	13.14	12.73
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2060 Index	13.07	11.30	10.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,283,781
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$13,283,781
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[251],[252]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class R5
Trading Symbol	PAHLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$(5)	-0.05%
[253],[254]
Expenses Paid, Amount	$ (5)
Expense Ratio, Percent	(0.05%)	[253]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Retirement Advantage 2060 Fund returned 14.99%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 13.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	14.99	13.31	12.90
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2060 Index	13.07	11.30	10.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,283,781
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$13,283,781
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[255],[256]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class R6
Trading Symbol	PAAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(16)	-0.15%
[257],[258]
Expenses Paid, Amount	$ (16)
Expense Ratio, Percent	(0.15%)	[257]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Retirement Advantage 2060 Fund returned 15.09%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 13.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	15.09	13.42	13.02
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2060 Index	13.07	11.30	10.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,283,781
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$13,283,781
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[259],[260]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class Y
Trading Symbol	PAKJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$(5)	-0.05%
[261],[262]
Expenses Paid, Amount	$ (5)
Expense Ratio, Percent	(0.05%)	[261]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Retirement Advantage 2060 Fund returned 14.97%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 13.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	14.97	13.31	12.90
Russell 3000 Index	15.84	14.11	14.15
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
S&P Target Date To 2060 Index	13.07	11.30	10.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,283,781
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$13,283,781
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[263],[264]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class A
Trading Symbol	PCJZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$19	0.18%
[265],[266]
Expenses Paid, Amount	$ 19	[265]
Expense Ratio, Percent	0.18%	[265]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Retirement Advantage 2065 Fund returned 15.14%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 13.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	Since Inception (12/29/2020)
Class A	15.14	12.16
Class A (with sales charge)	8.52	10.74
Russell 3000 Index	15.84	12.91
Bloomberg U.S. Aggregate Index	3.14	-0.82
S&P Target Date To 2065+ Index	13.38	10.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,291,842
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$3,291,842
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[267],[268]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class C
Trading Symbol	PCKBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$101	0.94%
[269],[270]
Expenses Paid, Amount	$ 101	[269]
Expense Ratio, Percent	0.94%	[269]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Retirement Advantage 2065 Fund returned 14.29%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 13.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	Since Inception (12/29/2020)
Class C	14.29	11.32
Class C (with sales charge)	13.29	11.32
Russell 3000 Index	15.84	12.91
Bloomberg U.S. Aggregate Index	3.14	-0.82
S&P Target Date To 2065+ Index	13.38	10.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,291,842
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$3,291,842
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[271],[272]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class R
Trading Symbol	PCKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$63	0.59%
[273],[274]
Expenses Paid, Amount	$ 63	[273]
Expense Ratio, Percent	0.59%	[273]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Retirement Advantage 2065 Fund returned 14.69%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 13.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	Since Inception (12/29/2020)
Class R	14.69	11.71
Russell 3000 Index	15.84	12.91
Bloomberg U.S. Aggregate Index	3.14	-0.82
S&P Target Date To 2065+ Index	13.38	10.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,291,842
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$3,291,842
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[275],[276]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class R3
Trading Symbol	PCKGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$37	0.34%
[277],[278]
Expenses Paid, Amount	$ 37	[277]
Expense Ratio, Percent	0.34%	[277]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R3 shares of Putnam Retirement Advantage 2065 Fund returned 14.88%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 13.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	Since Inception (12/29/2020)
Class R3	14.88	11.99
Russell 3000 Index	15.84	12.91
Bloomberg U.S. Aggregate Index	3.14	-0.82
S&P Target Date To 2065+ Index	13.38	10.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,291,842
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$3,291,842
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[279],[280]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class R4
Trading Symbol	PCKHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$10	0.09%
[281],[282]
Expenses Paid, Amount	$ 10	[281]
Expense Ratio, Percent	0.09%	[281]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R4 shares of Putnam Retirement Advantage 2065 Fund returned 15.29%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 13.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	Since Inception (12/29/2020)
Class R4	15.29	12.28
Russell 3000 Index	15.84	12.91
Bloomberg U.S. Aggregate Index	3.14	-0.82
S&P Target Date To 2065+ Index	13.38	10.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,291,842
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$3,291,842
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[283],[284]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class R5
Trading Symbol	PCKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$(6)	-0.06%
[285],[286]
Expenses Paid, Amount	$ (6)
Expense Ratio, Percent	(0.06%)	[285]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Retirement Advantage 2065 Fund returned 15.37%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 13.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	Since Inception (12/29/2020)
Class R5	15.37	12.44
Russell 3000 Index	15.84	12.91
Bloomberg U.S. Aggregate Index	3.14	-0.82
S&P Target Date To 2065+ Index	13.38	10.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,291,842
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$3,291,842
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[287],[288]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class R6
Trading Symbol	PCKJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(18)	-0.17%
[289],[290]
Expenses Paid, Amount	$ (18)
Expense Ratio, Percent	(0.17%)	[289]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Retirement Advantage 2065 Fund returned 15.50%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 13.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	Since Inception (12/29/2020)
Class R6	15.50	12.54
Russell 3000 Index	15.84	12.91
Bloomberg U.S. Aggregate Index	3.14	-0.82
S&P Target Date To 2065+ Index	13.38	10.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,291,842
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$3,291,842
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[291],[292]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class Y
Trading Symbol	PCKEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$(8)	-0.07%
[293],[294]
Expenses Paid, Amount	$ (8)
Expense Ratio, Percent	(0.07%)	[293]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Retirement Advantage 2065 Fund returned 15.47%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 13.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	Since Inception (12/29/2020)
Class Y	15.47	12.45
Russell 3000 Index	15.84	12.91
Bloomberg U.S. Aggregate Index	3.14	-0.82
S&P Target Date To 2065+ Index	13.38	10.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,291,842
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$3,291,842
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[295],[296]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney, Thomas A. Nelson, and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2070 Fund
Class Name	Class A
Trading Symbol	PAJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period August 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1,[2]	$20	0.20%
[297],[298],[299]
Expenses Paid, Amount	$ 20	[297],[298]
Expense Ratio, Percent	0.20%	[297],[298]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to August 31, 2025, Class A shares of Putnam Retirement Advantage 2070 Fund returned 4.00%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 3.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

Since Inception (8/1/2025)
Class A	4.00
Russell 3000 Index	4.02
Bloomberg U.S. Aggregate Index	0.38
S&P Target Date To 2065+ Index	3.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,060,896
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$1,060,896
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[300],[301]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2070 Fund
Class Name	Class C
Trading Symbol	PAJHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period August 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1,[2]	$98	0.96%
[302],[303],[304]
Expenses Paid, Amount	$ 98	[302],[303]
Expense Ratio, Percent	0.96%	[302],[303]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to August 31, 2025, Class C shares of Putnam Retirement Advantage 2070 Fund returned 4.00%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 3.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

Since Inception (8/1/2025)
Class C	4.00
Russell 3000 Index	4.02
Bloomberg U.S. Aggregate Index	0.38
S&P Target Date To 2065+ Index	3.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,060,896
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$1,060,896
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[305],[306]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2070 Fund
Class Name	Class R
Trading Symbol	PAJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period August 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1,[2]	$63	0.62%
[307],[308],[309]
Expenses Paid, Amount	$ 63	[307],[308]
Expense Ratio, Percent	0.62%	[307],[308]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to August 31, 2025, Class R shares of Putnam Retirement Advantage 2070 Fund returned 4.10%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 3.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

Since Inception (8/1/2025)
Class R	4.10
Russell 3000 Index	4.02
Bloomberg U.S. Aggregate Index	0.38
S&P Target Date To 2065+ Index	3.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,060,896
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$1,060,896
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[310],[311]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2070 Fund
Class Name	Class R3
Trading Symbol	PAJJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period August 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R31,[2]	$40	0.39%
[312],[313],[314]
Expenses Paid, Amount	$ 40	[312],[313]
Expense Ratio, Percent	0.39%	[312],[313]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to August 31, 2025, Class R3 shares of Putnam Retirement Advantage 2070 Fund returned 4.10%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 3.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

Since Inception (8/1/2025)
Class R3	4.10
Russell 3000 Index	4.02
Bloomberg U.S. Aggregate Index	0.38
S&P Target Date To 2065+ Index	3.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,060,896
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$1,060,896
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[315],[316]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2070 Fund
Class Name	Class R4
Trading Symbol	PAJKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period August 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R41,[2]	$14	0.14%
[317],[318],[319]
Expenses Paid, Amount	$ 14	[317],[318]
Expense Ratio, Percent	0.14%	[317],[318]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to August 31, 2025, Class R4 shares of Putnam Retirement Advantage 2070 Fund returned 4.10%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 3.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

Since Inception (8/1/2025)
Class R4	4.10
Russell 3000 Index	4.02
Bloomberg U.S. Aggregate Index	0.38
S&P Target Date To 2065+ Index	3.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,060,896
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$1,060,896
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[320],[321]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2070 Fund
Class Name	Class R5
Trading Symbol	PAJLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period August 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R51,[2]	$(1)	-0.01%
[322],[323],[324]
Expenses Paid, Amount	$ (1)
Expense Ratio, Percent	(0.01%)	[322],[323]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to August 31, 2025, Class R5 shares of Putnam Retirement Advantage 2070 Fund returned 4.10%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 3.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

Since Inception (8/1/2025)
Class R5	4.10
Russell 3000 Index	4.02
Bloomberg U.S. Aggregate Index	0.38
S&P Target Date To 2065+ Index	3.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,060,896
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$1,060,896
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[325],[326]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2070 Fund
Class Name	Class R6
Trading Symbol	PAJMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period August 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R61,[2]	$(11)	-0.11%
[327],[328],[329]
Expenses Paid, Amount	$ (11)
Expense Ratio, Percent	(0.11%)	[327],[328]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to August 31, 2025, Class R6 shares of Putnam Retirement Advantage 2070 Fund returned 4.10%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 3.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

Since Inception (8/1/2025)
Class R6	4.10
Russell 3000 Index	4.02
Bloomberg U.S. Aggregate Index	0.38
S&P Target Date To 2065+ Index	3.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,060,896
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$1,060,896
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[330],[331]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2070 Fund
Class Name	Class Y
Trading Symbol	PAJNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period August 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1,[2]	$(1)	-0.01%
[332],[333],[334]
Expenses Paid, Amount	$ (1)
Expense Ratio, Percent	(0.01%)	[332],[333]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to August 31, 2025, Class Y shares of Putnam Retirement Advantage 2070 Fund returned 4.10%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 3.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Quantitative Large Cap strategy
↑	Quantitative International Equity strategy
↑	Fundamental International Equity strategy

Top detractors from performance:
↓	Fundamental U.S. Large Cap Growth strategy
↓	High Yield Fixed Income strategy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

Since Inception (8/1/2025)
Class Y	4.10
Russell 3000 Index	4.02
Bloomberg U.S. Aggregate Index	0.38
S&P Target Date To 2065+ Index	3.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,060,896
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$1,060,896
Total Number of Portfolio Holdings	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition*,† (% of Total Investments)	[335],[336]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[2]
2	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.09%.

[3]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	Certain categories may represent less than 0.1%.

[6]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[7]
2	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.53%.

[8]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
†	Certain categories may represent less than 0.1%.

[11]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[12]
2	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.05%.

[13]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
†	Certain categories may represent less than 0.1%.

[16]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[17]
2	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been (0.21)%.

[18]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[19]
*	Does not include derivatives, except purchased options, if any.

[20]
†	Certain categories may represent less than 0.1%.

[21]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[22]
2	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been (0.36)%.

[23]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
†	Certain categories may represent less than 0.1%.

[26]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[27]
2	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been (0.60)%.

[28]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[29]
*	Does not include derivatives, except purchased options, if any.

[30]
†	Certain categories may represent less than 0.1%.

[31]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[32]
2	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been (0.28)%.

[33]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[34]
*	Does not include derivatives, except purchased options, if any.

[35]
†	Certain categories may represent less than 0.1%.

[36]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[37]
2	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been (0.35)%.

[38]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[39]
*	Does not include derivatives, except purchased options, if any.

[40]
†	Certain categories may represent less than 0.1%.

[41]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[42]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[43]
*	Does not include derivatives, except purchased options, if any.

[44]
†	Certain categories may represent less than 0.1%.

[45]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[46]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[47]
*	Does not include derivatives, except purchased options, if any.

[48]
†	Certain categories may represent less than 0.1%.

[49]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[50]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
†	Certain categories may represent less than 0.1%.

[53]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[54]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[55]
*	Does not include derivatives, except purchased options, if any.

[56]
†	Certain categories may represent less than 0.1%.

[57]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[58]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[59]
*	Does not include derivatives, except purchased options, if any.

[60]
†	Certain categories may represent less than 0.1%.

[61]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[62]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[63]
*	Does not include derivatives, except purchased options, if any.

[64]
†	Certain categories may represent less than 0.1%.

[65]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[66]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[67]
*	Does not include derivatives, except purchased options, if any.

[68]
†	Certain categories may represent less than 0.1%.

[69]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[70]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[71]
*	Does not include derivatives, except purchased options, if any.

[72]
†	Certain categories may represent less than 0.1%.

[73]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[74]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[75]
*	Does not include derivatives, except purchased options, if any.

[76]
†	Certain categories may represent less than 0.1%.

[77]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[78]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[79]
*	Does not include derivatives, except purchased options, if any.

[80]
†	Certain categories may represent less than 0.1%.

[81]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[82]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[83]
*	Does not include derivatives, except purchased options, if any.

[84]
†	Certain categories may represent less than 0.1%.

[85]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[86]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[87]
*	Does not include derivatives, except purchased options, if any.

[88]
†	Certain categories may represent less than 0.1%.

[89]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[90]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[91]
*	Does not include derivatives, except purchased options, if any.

[92]
†	Certain categories may represent less than 0.1%.

[93]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[94]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[95]
*	Does not include derivatives, except purchased options, if any.

[96]
†	Certain categories may represent less than 0.1%.

[97]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[98]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[99]
*	Does not include derivatives, except purchased options, if any.

[100]
†	Certain categories may represent less than 0.1%.

[101]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[102]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[103]
*	Does not include derivatives, except purchased options, if any.

[104]
†	Certain categories may represent less than 0.1%.

[105]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[106]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[107]
*	Does not include derivatives, except purchased options, if any.

[108]
†	Certain categories may represent less than 0.1%.

[109]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[110]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[111]
*	Does not include derivatives, except purchased options, if any.

[112]
†	Certain categories may represent less than 0.1%.

[113]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[114]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[115]
*	Does not include derivatives, except purchased options, if any.

[116]
†	Certain categories may represent less than 0.1%.

[117]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[118]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[119]
*	Does not include derivatives, except purchased options, if any.

[120]
†	Certain categories may represent less than 0.1%.

[121]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[122]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[123]
*	Does not include derivatives, except purchased options, if any.

[124]
†	Certain categories may represent less than 0.1%.

[125]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[126]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[127]
*	Does not include derivatives, except purchased options, if any.

[128]
†	Certain categories may represent less than 0.1%.

[129]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[130]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[131]
*	Does not include derivatives, except purchased options, if any.

[132]
†	Certain categories may represent less than 0.1%.

[133]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[134]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[135]
*	Does not include derivatives, except purchased options, if any.

[136]
†	Certain categories may represent less than 0.1%.

[137]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[138]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[139]
*	Does not include derivatives, except purchased options, if any.

[140]
†	Certain categories may represent less than 0.1%.

[141]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[142]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[143]
*	Does not include derivatives, except purchased options, if any.

[144]
†	Certain categories may represent less than 0.1%.

[145]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[146]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[147]
*	Does not include derivatives, except purchased options, if any.

[148]
†	Certain categories may represent less than 0.1%.

[149]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[150]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[151]
*	Does not include derivatives, except purchased options, if any.

[152]
†	Certain categories may represent less than 0.1%.

[153]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[154]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[155]
*	Does not include derivatives, except purchased options, if any.

[156]
†	Certain categories may represent less than 0.1%.

[157]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[158]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[159]
*	Does not include derivatives, except purchased options, if any.

[160]
†	Certain categories may represent less than 0.1%.

[161]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[162]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[163]
*	Does not include derivatives, except purchased options, if any.

[164]
†	Certain categories may represent less than 0.1%.

[165]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[166]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[167]
*	Does not include derivatives, except purchased options, if any.

[168]
†	Certain categories may represent less than 0.1%.

[169]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[170]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[171]
*	Does not include derivatives, except purchased options, if any.

[172]
†	Certain categories may represent less than 0.1%.

[173]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[174]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[175]
*	Does not include derivatives, except purchased options, if any.

[176]
†	Certain categories may represent less than 0.1%.

[177]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[178]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[179]
*	Does not include derivatives, except purchased options, if any.

[180]
†	Certain categories may represent less than 0.1%.

[181]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[182]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[183]
*	Does not include derivatives, except purchased options, if any.

[184]
†	Certain categories may represent less than 0.1%.

[185]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[186]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[187]
*	Does not include derivatives, except purchased options, if any.

[188]
†	Certain categories may represent less than 0.1%.

[189]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[190]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[191]
*	Does not include derivatives, except purchased options, if any.

[192]
†	Certain categories may represent less than 0.1%.

[193]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[194]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[195]
*	Does not include derivatives, except purchased options, if any.

[196]
†	Certain categories may represent less than 0.1%.

[197]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[198]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[199]
*	Does not include derivatives, except purchased options, if any.

[200]
†	Certain categories may represent less than 0.1%.

[201]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[202]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[203]
*	Does not include derivatives, except purchased options, if any.

[204]
†	Certain categories may represent less than 0.1%.

[205]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[206]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[207]
*	Does not include derivatives, except purchased options, if any.

[208]
†	Certain categories may represent less than 0.1%.

[209]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[210]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[211]
*	Does not include derivatives, except purchased options, if any.

[212]
†	Certain categories may represent less than 0.1%.

[213]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[214]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[215]
*	Does not include derivatives, except purchased options, if any.

[216]
†	Certain categories may represent less than 0.1%.

[217]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[218]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[219]
*	Does not include derivatives, except purchased options, if any.

[220]
†	Certain categories may represent less than 0.1%.

[221]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[222]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[223]
*	Does not include derivatives, except purchased options, if any.

[224]
†	Certain categories may represent less than 0.1%.

[225]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[226]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[227]
*	Does not include derivatives, except purchased options, if any.

[228]
†	Certain categories may represent less than 0.1%.

[229]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[230]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[231]
*	Does not include derivatives, except purchased options, if any.

[232]
†	Certain categories may represent less than 0.1%.

[233]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[234]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[235]
*	Does not include derivatives, except purchased options, if any.

[236]
†	Certain categories may represent less than 0.1%.

[237]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[238]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[239]
*	Does not include derivatives, except purchased options, if any.

[240]
†	Certain categories may represent less than 0.1%.

[241]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[242]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[243]
*	Does not include derivatives, except purchased options, if any.

[244]
†	Certain categories may represent less than 0.1%.

[245]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[246]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[247]
*	Does not include derivatives, except purchased options, if any.

[248]
†	Certain categories may represent less than 0.1%.

[249]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[250]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[251]
*	Does not include derivatives, except purchased options, if any.

[252]
†	Certain categories may represent less than 0.1%.

[253]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[254]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[255]
*	Does not include derivatives, except purchased options, if any.

[256]
†	Certain categories may represent less than 0.1%.

[257]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[258]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[259]
*	Does not include derivatives, except purchased options, if any.

[260]
†	Certain categories may represent less than 0.1%.

[261]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[262]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[263]
*	Does not include derivatives, except purchased options, if any.

[264]
†	Certain categories may represent less than 0.1%.

[265]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[266]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[267]
*	Does not include derivatives, except purchased options, if any.

[268]
†	Certain categories may represent less than 0.1%.

[269]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[270]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[271]
*	Does not include derivatives, except purchased options, if any.

[272]
†	Certain categories may represent less than 0.1%.

[273]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[274]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[275]
*	Does not include derivatives, except purchased options, if any.

[276]
†	Certain categories may represent less than 0.1%.

[277]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[278]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[279]
*	Does not include derivatives, except purchased options, if any.

[280]
†	Certain categories may represent less than 0.1%.

[281]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[282]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[283]
*	Does not include derivatives, except purchased options, if any.

[284]
†	Certain categories may represent less than 0.1%.

[285]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[286]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[287]
*	Does not include derivatives, except purchased options, if any.

[288]
†	Certain categories may represent less than 0.1%.

[289]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[290]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[291]
*	Does not include derivatives, except purchased options, if any.

[292]
†	Certain categories may represent less than 0.1%.

[293]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[294]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[295]
*	Does not include derivatives, except purchased options, if any.

[296]
†	Certain categories may represent less than 0.1%.

[297]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[298]
2	Amounts are for the period August 1, 2025 through August 31, 2025. Expenses for the full reporting period would have been higher.

[299]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[300]
*	Does not include derivatives, except purchased options, if any.

[301]
†	Certain categories may represent less than 0.1%.

[302]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[303]
2	Amounts are for the period August 1, 2025 through August 31, 2025. Expenses for the full reporting period would have been higher.

[304]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[305]
*	Does not include derivatives, except purchased options, if any.

[306]
†	Certain categories may represent less than 0.1%.

[307]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[308]
2	Amounts are for the period August 1, 2025 through August 31, 2025. Expenses for the full reporting period would have been higher.

[309]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[310]
*	Does not include derivatives, except purchased options, if any.

[311]
†	Certain categories may represent less than 0.1%.

[312]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[313]
2	Amounts are for the period August 1, 2025 through August 31, 2025. Expenses for the full reporting period would have been higher.

[314]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[315]
*	Does not include derivatives, except purchased options, if any.

[316]
†	Certain categories may represent less than 0.1%.

[317]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[318]
2	Amounts are for the period August 1, 2025 through August 31, 2025. Expenses for the full reporting period would have been higher.

[319]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[320]
*	Does not include derivatives, except purchased options, if any.

[321]
†	Certain categories may represent less than 0.1%.

[322]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[323]
2	Amounts are for the period August 1, 2025 through August 31, 2025. Expenses for the full reporting period would have been higher.

[324]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[325]
*	Does not include derivatives, except purchased options, if any.

[326]
†	Certain categories may represent less than 0.1%.

[327]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[328]
2	Amounts are for the period August 1, 2025 through August 31, 2025. Expenses for the full reporting period would have been higher.

[329]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[330]
*	Does not include derivatives, except purchased options, if any.

[331]
†	Certain categories may represent less than 0.1%.

[332]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[333]
2	Amounts are for the period August 1, 2025 through August 31, 2025. Expenses for the full reporting period would have been higher.

[334]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[335]
*	Does not include derivatives, except purchased options, if any.

[336]
†	Certain categories may represent less than 0.1%.